Income Taxes - Summary of Deferred Tax Assets and Liabilities as of the Dates (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Net operating loss carryforward	$ 5,934	$ 8,333
Tax credit carryforward	14,171	12,615
Accruals and reserves	35,589	1,584
Accrued interest	762
Intangibles	17,632	15,643
Goodwill	4,467
Lease liability	1,120	1,860
Deferred tax assets	79,675	40,035
Less: Valuation allowance	(18,893)	(18,112)
Net deferred tax assets	60,782	21,923
Deferred tax liabilities
Goodwill	0	(45,074)
Right-of-use-assets	(1,038)	(2,162)
Other	(454)	(379)
Deferred tax liabilities	(1,492)	(47,615)
Net deferred tax assets (liabilities)	$ 59,290	$ (25,692)